REVENUES	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Utilities	$1,229	$953	$2,320	$2,002
Transport	871	769	1,719	1,665
Data	385	87	754	175
Midstream	178	137	553	300
Total	$2,663	$1,946	$5,346	$4,142
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
United States of America	$644	$589	$1,384	$1,115
India	420	83	805	206
Canada	411	307	835	691
United Kingdom	381	281	756	599
Brazil	295	224	568	498
Colombia	211	172	428	394
Australia	148	245	297	454
Chile	38	21	77	55
Peru	23	10	46	33
Other	92	14	150	97
Total	$2,663	$1,946	$5,346	$4,142

Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer making up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2021, revenues generated from this customer within the utilities and data segments were $341 million and $668 million, respectively (2020: $34 million and $69 million). Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.